Consolidated Balance Sheet	Jan. 31, 2021 USD ($)
Assets
Cash	$ 40,000
Total Assets	40,000
Temporary Equity
Ordinary shares subject to possible redemption, no nominal value, 40,000 shares authorized, issued and outstanding	40,000
Total Temporary Equity	$ 40,000